Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
As required by
Item 402(v) of Regulation S-K,
which was mandated by Section 953(a) of the Dodd-Frank Act (as defined below), we are providing the following information about the relationship between “compensation actually paid” to our principal executive officer (“PEO”) and average “compensation actually paid” (“CAP”) to each of our NEOs and the financial performance of the Company for the Company’s fiscal years ended June 30, 2023 (“Fiscal 2023”) a nd Jun
e 30, 2022 (“Fiscal 2022”), in each case calculated in a manner consistent with SEC rules.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs(2)(3)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)	Value of Initial Fixed $100 Investment Based On(4): Total Shareholder Return	Net Income (loss) (in thousands)
2023	$918,725	$701,866	$469,457	$360,893	$(79.44)	$(14,901)
2022	$799,964	$(176,698)	$456,476	$(39,270)	$(71.36)	$(18,208)

(1)	The PEO reflected in these columns for Fiscal 2023 and Fiscal 2022 is Dr. Jerel A. Banks, M.D. Ph.D.
(2)
CAP to our PEO
and Non-PEO NEO
(Megan Boston, our Executive Director) is calculated based on the “Total Compensation” reported in the Summary Compensation Table (“SCT”) for each of the applicable fiscal years, adjusted to exclude and include certain items in accordance with Item 402(v) of
Regulation S-K
as follows. Portions of Ms. Boston’s compensation were paid in Australian dollars and have been converted to U.S. dollars using the applicable conversion rates set forth in footnotes 1 and 4 to the SCT.

PEO SCT Total to CAP Reconciliation:

Fiscal Year	SCT Total	Deductions from SCT Total(i)	Additions to SCT Total(ii)			CAP
			Fair Value of Current Year Equity Awards for Fiscal Year 2023	Change in Value of Prior Years’ Awards Unvested for Fiscal Year 2023	Change in Value of Prior Years’ Awards that Vested in Fiscal Year 2023
2023	$918,725	$70,657	$74,271	$(230,188)	$9,715	$701,866
2022	$799,964	$0	$0	$(867,266)	$(109,396)	$(176,698)
Average Non-PEO NEOs
SCT Total to CAP Reconciliation:

Fiscal Year	Summary Compensation Table (“SCT”) Total	Deductions from SCT(i)	Additions to SCT(ii)			CAP
			Fair Value of Current Year Equity Awards for Fiscal Year 2023	Change in Value of Prior Years’ Awards Unvested for Fiscal Year 2023	Change in Value of Prior Years’ Awards that Vested in Fiscal Year 2023
2023	$469,457	$30,289	$31,839	$(114,972)	$4,858	$360,893
2022	$456,476	$0	$0	$(435,106)	$(60,640)	$(39,270)

(i)
Represents the grant date fair value of equity-based awards granted each year as reported i
n the Summary Compensation Table for the applicable fiscal year. The fair values of equity compensation, including such amounts descri be
d in the tabl
es above, are calculated in accordance with FASB ASC

Topic 718. All assumptions made in the valuations are contained and described in Note 10 to the Company’s consolidated financial statements for the year ended June 30, 2023 included in the Annual Report.
We did not report a change in pension value for any of the years reflected in this table because the Company does not maintain a defined benefit or actuarial pension plan and therefore a deduction from SCT related to such pension plans is not needed.
(ii)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The fair values of equity compensation, including such amounts described in the tables above, are calculated in accordance with FASB ASC Topic 718. The amounts shown in the table reflect the total fair value on the applicable date(s) listed in the table above, and do not necessarily reflect the actual value, if any, that may be realized by the PEO.

(3)	The non-PEO NEO reflected in these columns, and our only non-PEO for the covered fiscal years, is Megan Boston (Executive Director).
(4)
Represents cumulative total return to holders of our common stock from June 30, 2021 (the last trading day before Fiscal 2022) through June 30, 2023 (the last trading day of the covered period), calculated from the market close on the last trading day before Fiscal 2022 through and including the end of each applicable fiscal year in the table above for which the total shareholder return is being calculated. The total shareholder return for each investment assumes that $100 was invested in our common stock and the respective index on June 30, 2021 through June 30, 2023, including reinvestment of any dividends (of which none were paid during this period).

Named Executive Officers, Footnote	The non-PEO NEO reflected in these columns, and our only non-PEO for the covered fiscal years, is Megan Boston (Executive Director).
PEO Total Compensation Amount	$ 918,725	$ 799,964
PEO Actually Paid Compensation Amount	$ 701,866	(176,698)
Adjustment To PEO Compensation, Footnote
PEO SCT Total to CAP Reconciliation:

Fiscal Year	SCT Total	Deductions from SCT Total(i)	Additions to SCT Total(ii)			CAP
			Fair Value of Current Year Equity Awards for Fiscal Year 2023	Change in Value of Prior Years’ Awards Unvested for Fiscal Year 2023	Change in Value of Prior Years’ Awards that Vested in Fiscal Year 2023
2023	$918,725	$70,657	$74,271	$(230,188)	$9,715	$701,866
2022	$799,964	$0	$0	$(867,266)	$(109,396)	$(176,698)

(i)
Represents the grant date fair value of equity-based awards granted each year as reported i
n the Summary Compensation Table for the applicable fiscal year. The fair values of equity compensation, including such amounts descri be
d in the tabl
es above, are calculated in accordance with FASB ASC

Topic 718. All assumptions made in the valuations are contained and described in Note 10 to the Company’s consolidated financial statements for the year ended June 30, 2023 included in the Annual Report.
We did not report a change in pension value for any of the years reflected in this table because the Company does not maintain a defined benefit or actuarial pension plan and therefore a deduction from SCT related to such pension plans is not needed.
(ii)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The fair values of equity compensation, including such amounts described in the tables above, are calculated in accordance with FASB ASC Topic 718. The amounts shown in the table reflect the total fair value on the applicable date(s) listed in the table above, and do not necessarily reflect the actual value, if any, that may be realized by the PEO.

Non-PEO NEO Average Total Compensation Amount	$ 469,457	456,476
Non-PEO NEO Average Compensation Actually Paid Amount	$ 360,893	(39,270)
Adjustment to Non-PEO NEO Compensation Footnote
Average Non-PEO NEOs
SCT Total to CAP Reconciliation:

Fiscal Year	Summary Compensation Table (“SCT”) Total	Deductions from SCT(i)	Additions to SCT(ii)			CAP
			Fair Value of Current Year Equity Awards for Fiscal Year 2023	Change in Value of Prior Years’ Awards Unvested for Fiscal Year 2023	Change in Value of Prior Years’ Awards that Vested in Fiscal Year 2023
2023	$469,457	$30,289	$31,839	$(114,972)	$4,858	$360,893
2022	$456,476	$0	$0	$(435,106)	$(60,640)	$(39,270)

(i)
Represents the grant date fair value of equity-based awards granted each year as reported i
n the Summary Compensation Table for the applicable fiscal year. The fair values of equity compensation, including such amounts descri be
d in the tabl
es above, are calculated in accordance with FASB ASC

Topic 718. All assumptions made in the valuations are contained and described in Note 10 to the Company’s consolidated financial statements for the year ended June 30, 2023 included in the Annual Report.
We did not report a change in pension value for any of the years reflected in this table because the Company does not maintain a defined benefit or actuarial pension plan and therefore a deduction from SCT related to such pension plans is not needed.
(ii)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The fair values of equity compensation, including such amounts described in the tables above, are calculated in accordance with FASB ASC Topic 718. The amounts shown in the table reflect the total fair value on the applicable date(s) listed in the table above, and do not necessarily reflect the actual value, if any, that may be realized by the PEO.

Compensation Actually Paid vs. Total Shareholder Return
In Fiscal 2023, there was an inverse relationship between our total shareholder return compared to our PEO CAP and our average non-PEO
NEO CAP, and there was a direct relationship between our net income compared to our PEO CAP and our average non-PEO
NEO CAP. Our total shareholder return decreased by approximately 11% as compared to Fiscal 2022. Our net income between Fiscal 2022 and Fiscal 2023 decreased by approximately 5%. Our PEO CAP increased by approximately 497% and our average non-PEO
NEO CAP increased by approximately 1,019%, in each case as compared to Fiscal 2022.
In Fiscal 2022, there was a direct relationship between our total shareholder return and net income, compared to our PEO CAP and average non-PEO NEO
CAP, all of which were negative in Fiscal 2022. Our total shareholder return decreased by approximately 42% as compared to Fiscal 2021. Our net income between Fiscal 2021 and Fiscal 2022 decreased by approximately 31%. And our PEO CAP and average non-PEO NEO
CAP each decreased by approximately 110% and 104%, respectively, as compared to Fiscal 2021.

Compensation Actually Paid vs. Net Income
In Fiscal 2022, there was a direct relationship between our total shareholder return and net income, compared to our PEO CAP and average non-PEO NEO
CAP, all of which were negative in Fiscal 2022. Our total shareholder return decreased by approximately 42% as compared to Fiscal 2021. Our net income between Fiscal 2021 and Fiscal 2022 decreased by approximately 31%. And our PEO CAP and average non-PEO NEO
CAP each decreased by approximately 110% and 104%, respectively, as compared to Fiscal 2021.

Total Shareholder Return Amount	$ (79.44)	(71.36)
Net Income (Loss)	$ (14,901,000)	(18,208,000)
PEO Name	Dr. Jerel A
PEO | Deductions from SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 70,657	0
PEO | Fair Value of Current Year Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	74,271	0
PEO | Change in Value of Prior Years Awards Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(230,188)	(867,266)
PEO | Change in Value of Prior Years Awards that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,715	(109,396)
Non-PEO NEO | Deductions from SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	30,289	0
Non-PEO NEO | Fair Value of Current Year Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	31,839	0
Non-PEO NEO | Change in Value of Prior Years Awards Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(114,972)	(435,106)
Non-PEO NEO | Change in Value of Prior Years Awards that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,858	$ (60,640)